U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:

   Invesco Exchange-Traded Fund Trust II
   3500 Lacey Road
   Downers Grove, IL  60515

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

	Invesco China All-Cap ETF
	Invesco China Technology ETF
	Invesco S&P Global Water Index ETF
	Invesco S&P High Income Infrastructure ETF
	Invesco Shipping ETF
	Invesco Solar ETF
	Invesco 1-30 Laddered Treasury ETF
	Invesco California AMT-Free Municipal Bond ETF
	Invesco CEF Income Composite ETF
	Invesco Fundamental High Yield(r) Corporate Bond ETF Invesco Fundamental Investment Grade Corporate Bond ETF Invesco LadderRite 0-5 Year Corporate Bond ETF
	Invesco National AMT-Free Municipal Bond ETF
	Invesco New York AMT-Free Municipal Bond ETF
	Invesco Preferred ETF
	Invesco Taxable Municipal Bond ETF
	Invesco Treasury Collateral ETF
	Invesco Variable Rate Preferred ETF
	Invesco VRDO Tax-Free Weekly ETF
	Invesco Russell 1000 Enhanced Equal Weight ETF
	Invesco Russell 1000 Equal Weight ETF
	Invesco Russell 1000 Low Beta Equal Weight ETF
	Invesco S&P 500 Enhanced Value ETF
	Invesco S&P 500(r) ex-Rate Sensitive Low Volatility ETF Invesco S&P 500(r) High Beta ETF
	Invesco S&P 500(r) High Dividend Low Volatility ETF
	Invesco S&P 500(r) Low Volatility ETF
	Invesco S&P 500 Minimum Variance ETF
	Invesco S&P 500 Momentum ETF
	Invesco S&P 500 Value with Momentum ETF
	Invesco S&P MidCap Low Volatility ETF
	Invesco S&P SmallCap High Dividend Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF
	Invesco S&P SmallCap Quality ETF
	Invesco KBW Bank ETF
	Invesco KBW High Dividend Yield Financial ETF
	Invesco KBW Premium Yield Equity REIT ETF
	Invesco KBW Property & Casualty Insurance ETF
	Invesco KBW Regional Banking ETF
	Invesco PureBeta(SM) MSCI USA ETF
	Invesco PureBeta(SM) MSCI USA Small Cap ETF
	Invesco PureBeta(SM) US Aggregate Bond ETF
	Invesco Senior Loan ETF
	Invesco DWA Momentum & Low Volatility Rotation ETF
	Invesco DWA SmallCap Momentum ETF
	Invesco DWA Tactical Multi-Asset Income ETF
	Invesco DWA Tactical Sector Rotation ETF
	Invesco S&P SmallCap Consumer Discretionary ETF
	Invesco S&P SmallCap Consumer Staples ETF
	Invesco S&P SmallCap Energy ETF
	Invesco S&P SmallCap Financials ETF
	Invesco S&P SmallCap Health Care ETF
	Invesco S&P SmallCap Industrials ETF
	Invesco S&P SmallCap Information Technology ETF
	Invesco S&P SmallCap Materials ETF
	Invesco S&P SmallCap Utilities & Communication Services ETF


3.  Investment Company Act File Number: 811-21977

    Securities Act File Number: 333-138490

4.  (a)  Last day of fiscal year for which this Form is filed: 08/31/2018

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [   ]

    (c)  Check box if this is the last time the issuer will be filing
    this form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $17,566,919,241

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $17,644,631,247

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 20,812,424

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $17,665,443,671

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $98,524,430

    (vii) Multiplier for determining registration fee:    x 0.0001212

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         = $0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          $0

9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:     11/27/2018

    CIK Number designated to receive payment:  0001378872

    Method of Delivery:

    [X]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/ Mary Juenke
        Mary Juenke
        Assistant Treasurer

Date:   November 27, 2018